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December 28, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:  Rydex ETF Trust

(File Nos. 333-101625 and 811-21261)

Ladies and Gentlemen:

On behalf of Rydex ETF Trust (the “Trust”), attached for filing via the EDGAR system pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended, is Post-Effective Amendment No. 24 to the Trust’s registration statement on Form N-1A. This filing is being made for the purpose of making certain changes to the Trust’s registration statement, which include incorporating changes to the principal investment strategies of certain series of the Trust.

On behalf of the Trust, we hereby undertake to make an additional filing of the Trust’s registration statement before February 28, 2013 in order to respond to any comments that you might have with respect to this filing, add any additional non-material disclosure that may be required in order to complete the registration statement and file the appropriate exhibits.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at 202.261.3451.

Sincerely,

/s/ Julien Bourgeois
Julien Bourgeois

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